Condensed Consolidated Statements of Cash Flows $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Cash flows from operating activities:
Net loss available to common stockholders	$ (16,552)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	281
Gain on fair value adjustment of warrants	(19)
Non-cash interest expense	197
Stock-based compensation expense	132
Gain (loss) on disposal of fixed assets	49
Changes in operating assets and liabilities:
Accounts receivable	(132)
Inventory	(55)
Prepaid expenses	(1,471)
Trade payables, accrued expenses and other liabilities	(1,116)
Net cash used in operating activities	(18,686)
Cash flows from investing activities:
Purchases of property and equipment	(400)
Cash paid for intellectual property and licenses	(21)
Net cash provided by investing activities	(421)
Cash flows from financing activities:
Proceeds from the issuance of preferred stock	3,499
Payments on finance lease liabilities	(3)
Cash proceeds from the exercise of stock options and warrants for common stock	66
Net cash (used in) provided by financing activities	3,562
Net Change in Cash	(15,545)
Cash - Beginning of period	30,301
Cash - End of period	$ 14,756